Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Financial Instruments	Accounting classification and fair values
As of December 31, 2023	Note	Amortized cost		Fair value through profit or loss	Fair value hierarchy level

Financial assets -
Trade account receivables, net	6	Ps.	1,072,455	-
Trade account receivables from related parties	25		104	-
Total			1,072,559	-
Financial liabilities -
Accounts payable to suppliers			1,790,026	-
Lease liability	14		372,976	-
Long term debt and borrowings	16		5,131,422	-
Derivative financial instruments	19		-	47,920	2

Total		Ps.	7,294,424	47,920
As of December 31, 2022	Note	Amortized cost		Fair value through profit or loss	Fair value hierarchy level

Financial assets -
Trade account receivables, net	6	Ps.	971,063	-
Trade account receivables from related parties	25		61	-
Total			971,124	-
Financial liabilities -
Accounts payable to suppliers			1,371,778	-
Accounts payable to related parties	25		96,859
Lease liability	14		291,908	-
Long term debt and borrowings	16		6,148,675	-
Derivative financial instruments	19		-	15,329	2

Total		Ps.	7,909,220	15,329

As of December 31, 2021	Note	Amortized cost		Fair value through profit or loss	Fair value hierarchy level

Financial assets -
Trade account receivables, net	6	Ps.	745,593	-
Trade account receivables from related parties	25		24	-
Derivative financial instruments	19		-	28,193	2
Total			745,617	28,193
Financial liabilities -
Accounts payable to suppliers			1,984,932	-
Lease liability	14		17,880	-
Long term debt	16		1,510,385	-

Total		Ps.	3,513,197	-

Schedule of Financial Assets and Financial Liabilities at the Reporting Date	The carrying amounts of the Group’s U.S. dollars, U.E. euro and India rupee and denominated financial assets and financial liabilities at the reporting date are as follows:
	2023		2022			2021
	US$	€$	US$	€$	Rp$	US$

Assets	13,324	2	13,006	105	60,340	10,686
Liabilities	(35,186)	(43)	(23,142)	(78)	-	(35,148)

Net position	(21,862)	(41)	(10,136)	27	60,340	(24,462)
Closing exchange rate of the year	16.8935	18.6896	19.3615	20.7693	0.0013	20.5157

Schedule of Net income	2023 Net income Ps.37,009
Schedule of Bank Credit Lines	The Group has access to financing facilities as described below. The Group expects to meet its other obligations from operating cash flows and proceeds of maturing financial assets.
Bank credit lines and long-term debt	2023		2022	2021

Amount used	Ps.	5,063,974	6,198,695	1,500,000
Amount not used		1,980,000	1,380,000	250,000

Total credit lines and long-term debt	Ps.	7,043,974	7,578,695	1,750,000